Net Income (Loss) per Share (EPS) - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,009,245	7,263,990	8,283,893	7,263,990	7,179,636	25,727,963	9,440,247
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					7,179,636	7,266,715	7,150,214
Redeemable Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount						728,548	728,548
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount						17,732,700	1,561,485